Financial instruments - Summary of cash flow sensitivity analysis for variable rate instruments (Detail) - Interest rate risk - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Percentage of change in interest rate rate for sensitivity analysis	1.00%	1.00%
Variable rate instruments
Disclosure of detailed information about financial instruments
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 1,256,743	₺ 1,856,389
Increase (decrease) in profit (loss) due to potential decrease in interest rate	(1,256,743)	(1,856,389)
Financial liabilities
Disclosure of detailed information about financial instruments
Increase (decrease) in profit (loss) due to potential increase in interest rate	1,256,743	1,856,389
Increase (decrease) in profit (loss) due to potential decrease in interest rate	₺ (1,256,743)	₺ (1,856,389)